FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of company's maximum exposure to credit risk
The Company’s maximum exposure to credit risk at the reporting date is the carrying value of each of the financial assets disclosed as follows:

	As at December 31, 2021	As at December 31, 2020
Cash and equivalents	$5,280	$5,188
Accounts receivable	623	558
Derivative assets	53	40
	$5,956	$5,786

Schedule of the expected maturity of significant financial assets and liabilities

As at December 31, 2021
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$5,280	$—	$—	$—	$5,280
Accounts receivable	623	—	—	—	623
Derivative assets	—	53	—	—	53
Trade and other payables	1,448	—	—	—	1,448
Debt	15	17	67	5,077	5,176
Other liabilities	30	196	92	155	473
As at December 31, 2020
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$5,188	$—	$—	$—	$5,188
Accounts receivable	558	—	—	—	558
Derivative assets	—	40	—	—	40
Trade and other payables	1,458	—	—	—	1,458
Debt	20	16	20	5,125	5,181
Other liabilities	31	72	36	243	382